Receivables - Disclosure of detailed information about receivables (Details) - CAD ($)	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Trade And Other Receivables [Abstract]
Goods and Service sales tax	$ 61,021	$ 189,475
British Columbia mining tax credits	1,007,373	899,147
Interest receivable and other receivables	2,624	2,181
Trade and other current receivables	$ 1,071,018	$ 1,090,803